Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nonqualified Deferred Compensation Plan | Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets held in trust	$ 11,090	$ 10,048
Nonqualified Deferred Compensation Plan | DaVita Voluntary Deferral Plan
Defined Benefit Plan Disclosure [Line Items]
Voluntary compensation deferral plan description	The Company also maintains a voluntary compensation deferral plan, the DaVita Voluntary Deferral Plan. This plan is non-qualified and permits certain employees whose annualized base salary equals or exceeds a minimum annual threshold amount as set by the Company to elect to defer all or a portion of their annual bonus payment and up to 50% of their base salary into a deferral account maintained by the Company.
Maximum percentage of employees' base salary to be maintained into deferral account	50.00%
Non-qualified deferred compensation plan, contributions	2,416	1,125	2,062
Deferred compensation arrangement, timing of payments	Deferred amounts are generally paid out in cash at the participant's election either in the first or second year following retirement or in a specified future period at least three to four years after the deferral election was effective
Non-qualified deferred compensation plan, distributions	955	701	601
Nonqualified Deferred Compensation Plan | DaVita Voluntary Deferral Plan | Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets held in trust	9,796	8,547
Nonqualified Deferred Compensation Plan | Executive Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Executive Retirement Plan, distributions	194	198	241
Nonqualified Deferred Compensation Plan | Executive Retirement Plan | Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Total fair value of assets held in trust	1,294	1,501
Control Protection Program
Defined Benefit Plan Disclosure [Line Items]
Cash bonuses to employees in the event of a change of control	$ 277,000